CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 121,794	$ 133,882
Cost of Revenues	76,239	90,053
Gross profit (loss)	45,555	43,829
Research and development, net	15,398	15,920
Selling and marketing	11,288	11,716
General and administrative	9,527	8,389
Operating income (loss)	9,342	7,804
Financial expenses, net	1,400	2,188
Income before taxes	7,942	5,616
Taxes on income (benefit)	1,713	1,154
Net income	6,229	4,462
Depreciation and amortization Expenses	5,681	7,322
Fixed Networks [Member]
Segment Reporting Information [Line Items]
Revenues	66,836	73,842
Cost of Revenues	39,821	46,595
Gross profit (loss)	27,015	27,247
Research and development, net	5,323	5,856
Selling and marketing	7,673	8,706
General and administrative	5,635	5,731
Operating income (loss)	8,384	6,954
Depreciation and amortization Expenses	3,304	3,365
Mobility Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	43,499	45,778
Cost of Revenues	22,983	26,279
Gross profit (loss)	20,516	19,499
Research and development, net	10,075	10,064
Selling and marketing	3,590	2,857
General and administrative	3,114	2,144
Operating income (loss)	3,737	4,434
Depreciation and amortization Expenses	2,340	3,898
Terrestrial Infrastructure Projects [Member]
Segment Reporting Information [Line Items]
Revenues	11,459	14,262
Cost of Revenues	13,435	17,179
Gross profit (loss)	(1,976)	(2,917)
Research and development, net
Selling and marketing	25	153
General and administrative	778	514
Operating income (loss)	(2,779)	(3,584)
Depreciation and amortization Expenses	$ 37	$ 59